UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

December 18, 2014 to January 16, 2015

Commission File Number of Issuing entity: 333-180779-10

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180779

MORGAN STANLEY CAPITAL I INC.

(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC

Bank of America, National Association

CIBC Inc.

(Exact name of sponsors as specified in their charters)

New York	47-1769465 47-1947014 47-1981599 47-6562808
(State or other jurisdiction of incorporation or organization of the issuing entity)	(IRS Employer Identification No.)

c/o Citibank, N.A.
388 Greenwich Street, 14th Floor
New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
A-1	☐	☐	☒	_________
A-2	☐	☐	☒	_________
A-SB	☐	☐	☒	_________
A-3	☐	☐	☒	_________
A-4	☐	☐	☒	_________
A-5	☐	☐	☒	_________
X-A	☐	☐	☒	_________
A-S	☐	☐	☒	_________
B	☐	☐	☒	_________
PST	☐	☐	☒	_________
C	☐	☐	☒	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

On January 16, 2015 a distribution was made to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, or CIBC Inc. and held by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from December 18, 2014 to January 16, 2015.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 14, 2014. The CIK Number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on November 13, 2014. The CIK Number of Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Form ABS-15G on November 14, 2014. The CIK Number of CIBC Inc. is 0001548567.

PART II—OTHER INFORMATION

Item 6.	Significant Obligors of Pool Assets.

With respect to the pool assets for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, there are no significant obligors within the meaning of Item 1101(k) of Regulation AB.

Item 8.	Other Information

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	December 17, 2014	$0.00
Current Distribution Date:	January 16, 2015	$0.00

*REO Account Balance
Prior Distribution Date:	December 17, 2014	$0.00
Current Distribution Date:	January 16, 2015	$0.00

*	As provided by the Special Servicer

Citibank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	December 17, 2014	$0.09
Current Distribution Date:	January 16, 2015	$0.12

Interest Reserve Account Balance
Prior Distribution Date:	December 17, 2014	$0.00
Current Distribution Date:	January 16, 2015	$135,062.74

Excess Liquidation Proceeds Account Balance
Prior Distribution Date:	December 17, 2014	$0.00
Current Distribution Date:	January 16, 2015	$0.00

TA Unused Fees Account Balance
Prior Distribution Date:	December 17, 2014	$0.00
Current Distribution Date:	January 16, 2015	$0.00

Item 9.	Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1): Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, relating to the January 16, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Stephen W. Holmes
Stephen W. Holmes, Vice President

Date: January 30, 2015

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, relating to the January 16, 2015 distribution.

3